IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of commitments [line items]
Credit related commitments	$ 445,742	$ 440,411
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	395,156
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	23,898
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	25,709
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	225
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	754
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	8,012	18,455
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,911
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,372
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	697
1 - 3 months [member]
Disclosure of commitments [line items]
Credit related commitments	12,475	35,462
1 - 3 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	9,772
1 - 3 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,537
1 - 3 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	50
1 - 3 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	116
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	11,587	8,910
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,599
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,632
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	327
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	29
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	11,439	11,720
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,604
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,749
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	56
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	30
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	37,135	12,084
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,399
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	6,084
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	24,642
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	24,791	26,766
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	23,826
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	604
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	353
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	8
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	86,336	77,636
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	85,343
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	712
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	271
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,431	3,562
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,223
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	208
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	250,536	$ 245,816
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	250,479
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 57